JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 96.7%
Aerospace & Defense — 1.0%
Woodward, Inc.	573	71,608

Airlines — 0.8%
Alaska Air Group, Inc. *	1,016	58,963

Auto Components — 1.1%
LCI Industries	714	74,112

Automobiles — 0.7%
Thor Industries, Inc. (a)	603	47,452

Banks — 7.9%
BankUnited, Inc.	1,709	75,108
Commerce Bancshares, Inc. (a)	799	57,189
Cullen/Frost Bankers, Inc.	403	55,719
First Financial Bancorp	2,566	59,142
First Hawaiian, Inc.	2,366	65,999
ServisFirst Bancshares, Inc.	267	25,399
Signature Bank	162	47,414
Western Alliance Bancorp	1,045	86,525
Wintrust Financial Corp.	859	79,872

		552,367

Beverages — 1.1%
Primo Water Corp.	5,252	74,834

Building Products — 0.3%
Simpson Manufacturing Co., Inc.	223	24,271

Capital Markets — 5.2%
AssetMark Financial Holdings, Inc. *	1,641	36,522
Evercore, Inc., Class A	493	54,827
Focus Financial Partners, Inc., Class A *	1,605	73,427
Moelis & Co., Class A	1,273	59,782
Morningstar, Inc.	240	65,425
StepStone Group, Inc., Class A	2,147	70,993

		360,976

Chemicals — 2.5%
Diversey Holdings Ltd. *	3,359	25,424
Ecovyst, Inc.	1,526	17,638
Quaker Chemical Corp. (a)	400	69,120
Valvoline, Inc.	1,972	62,237

		174,419

Commercial Services & Supplies — 8.2%
Brady Corp., Class A	1,325	61,307
Casella Waste Systems, Inc., Class A *	1,032	90,468
Driven Brands Holdings, Inc. * (a)	2,463	64,726
IAA, Inc. *	1,968	75,262
MSA Safety, Inc.	758	100,610
Ritchie Bros Auctioneers, Inc. (Canada)	1,070	63,141
Stericycle, Inc. *	1,334	78,604
UniFirst Corp.	257	47,272

		581,390

Construction & Engineering — 2.0%
WillScot Mobile Mini Holdings Corp. *	3,484	136,328

Containers & Packaging — 2.0%
AptarGroup, Inc.	1,003	117,835
Pactiv Evergreen, Inc.	2,287	23,003

		140,838

Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc. *	582	77,169

Electric Utilities — 1.2%
Portland General Electric Co.	1,497	82,579

Electronic Equipment, Instruments & Components — 2.6%
Badger Meter, Inc.	578	57,665
nLight, Inc. *	2,090	36,249
Novanta, Inc. *	593	84,352

		178,266

Equity Real Estate Investment Trusts (REITs) — 6.2%
American Campus Communities, Inc.	1,494	83,626
CubeSmart	973	50,607
EastGroup Properties, Inc.	466	94,829
National Retail Properties, Inc.	1,977	88,852
Outfront Media, Inc.	2,104	59,813
Ryman Hospitality Properties, Inc. *	570	52,840

		430,567

Food & Staples Retailing — 4.3%
BJ’s Wholesale Club Holdings, Inc. *	1,516	102,468
Casey’s General Stores, Inc. (a)	419	82,963
Performance Food Group Co. *	2,199	111,976

		297,407

Food Products — 0.7%
Utz Brands, Inc. (a)	3,528	52,147

Health Care Equipment & Supplies — 4.0%
Envista Holdings Corp. *	1,818	88,564
ICU Medical, Inc. *	476	106,087
Neogen Corp. *	747	23,038
Ortho Clinical Diagnostics Holdings plc *	3,491	65,135

		282,824

Health Care Providers & Services — 7.1%
Agiliti, Inc. *	3,175	67,001
Chemed Corp.	192	97,116
Covetrus, Inc. *	3,271	54,924
Encompass Health Corp.	1,649	117,294
HealthEquity, Inc. *	1,462	98,620
Progyny, Inc. *	1,181	60,725

		495,680

Health Care Technology — 1.2%
Certara, Inc. * (a)	2,184	46,915
Definitive Healthcare Corp. * (a)	1,426	35,143

		82,058

Hotels, Restaurants & Leisure — 2.8%
Monarch Casino & Resort, Inc. *	505	44,054
Planet Fitness, Inc., Class A *	874	73,815
Wendy’s Co. (The)	3,651	80,221

		198,090

Insurance — 2.8%
Kinsale Capital Group, Inc.	452	103,087
RLI Corp.	864	95,564

		198,651

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Internet & Direct Marketing Retail — 0.3%
Xometry, Inc., Class A * (a)	551	20,253

IT Services — 1.4%
WEX, Inc. *	560	99,951

Leisure Products — 2.9%
Acushnet Holdings Corp.	1,459	58,757
Brunswick Corp.	1,116	90,293
Hayward Holdings, Inc. * (a)	3,405	56,592

		205,642

Life Sciences Tools & Services — 1.4%
Syneos Health, Inc. *	1,190	96,356

Machinery — 7.0%
Altra Industrial Motion Corp.	1,379	53,688
Douglas Dynamics, Inc.	996	34,447
Gates Industrial Corp. plc *	3,019	45,465
Hillman Solutions Corp. *	4,486	53,289
Lincoln Electric Holdings, Inc.	826	113,875
RBC Bearings, Inc. *	511	99,127
Toro Co. (The)	1,070	91,510

		491,401

Multi-Utilities — 1.0%
NorthWestern Corp.	1,117	67,559

Professional Services — 0.8%
First Advantage Corp. *	2,601	52,519

Real Estate Management & Development — 0.8%
Cushman & Wakefield plc *	2,719	55,764

Road & Rail — 2.0%
Knight-Swift Transportation Holdings, Inc.	1,404	70,859
Landstar System, Inc.	472	71,186

		142,045

Semiconductors & Semiconductor Equipment — 3.4%
Allegro MicroSystems, Inc. (Japan) *	2,298	65,256
Azenta, Inc.	349	28,958
CMC Materials, Inc.	191	35,321
Power Integrations, Inc.	1,162	107,672

		237,207

Software — 5.7%
Aspen Technology, Inc. *	170	28,109
Cerence, Inc. *	432	15,589
Clearwater Analytics Holdings, Inc., Class A * (a)	2,271	47,682
Duck Creek Technologies, Inc. *	1,419	31,388
Envestnet, Inc. *	970	72,173
Guidewire Software, Inc. *	715	67,628
nCino, Inc. * (a)	660	27,036
Paycor HCM, Inc. * (a)	1,272	37,020
Q2 Holdings, Inc. *	1,128	69,511

		396,136

Specialty Retail — 1.4%
Leslie’s, Inc. * (a)	2,619	50,701
National Vision Holdings, Inc. * (a)	1,014	44,166

		94,867

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.	585	53,828

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	675	69,247

TOTAL COMMON STOCKS (Cost $4,613,649)		6,755,771

SHORT-TERM INVESTMENTS — 6.0%
INVESTMENT COMPANIES — 3.0%
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (b) (c) (Cost $210,114)	210,093	210,135

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 3.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30% (b) (c)	185,068	184,920
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (b) (c)	25,713	25,713

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $210,667)		210,633

TOTAL SHORT-TERM INVESTMENTS (Cost $420,781)		420,768

Total Investments — 102.7% (Cost $5,034,430)		7,176,539
Liabilities in Excess of Other Assets — (2.7)%		(186,694)

Net Assets — 100.0%		6,989,845

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 is $200,403.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,176,539	$—	$—	$7,176,539

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (a) (b)	$206,013	$1,274,411	$1,270,228	$(44)	$(17)	$210,135	210,093	$126	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30% (a) (b)	102,028	587,000	504,001	(79)	(28)	184,920	185,068	87	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%, (a) (b)	11,448	309,461	295,196	—	—	25,713	25,713	6	—

Total	$319,489	$2,170,872	$2,069,425	$(123)	$(45)	$420,768		$219	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.